Note 10 - Segment Information - Segment Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 20,115,900	$ 15,078,316
Gross Profit		12,813,708	8,604,839
Research and development		9,707,128	10,282,635
Sales and marketing		6,251,254	5,677,141
General and Administrative Expense		5,618,389	5,569,654
Total operating expenses		21,576,771	21,529,430
Segment Operating Loss		(8,763,063)	(12,924,591)
Total Other Expense		1,989,975	3,041,703
Net loss		(10,753,038)	(15,966,294)
Operating Segments [Member]
Revenues		20,115,900	15,078,316
Direct materials		5,067,217	4,334,226
Other direct product costs (a)	[1]	2,234,975	2,139,251
Gross Profit		12,813,708	8,604,839
Research and development		9,707,128	10,282,635
Sales and marketing		6,251,254	5,677,141
General and Administrative Expense		5,618,389	5,569,654
Total operating expenses		21,576,771	21,529,430
Segment Operating Loss		(8,763,063)	(12,924,591)
Total Other Expense		(1,989,975)	(3,041,703)
Net loss		$ (10,753,038)	$ (15,966,294)

[1]	Includes shipping costs, intangible amortization and overhead.